Debt Obligations (Details Narrative) (10-K) - USD ($)				1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Mar. 12, 2019	Sep. 30, 2010	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 14, 2019
Convertible Debt Obligations [Line Items]
Maturity date						Dec. 31, 2020		Dec. 31, 2020
Repayments of debt obligations							$ 95,500	$ 95,500
Accrued interest						625,025		484,026	404,239
Debt principal amount						1,270,354
Amortization of debt discount						9,335	15,545	21,336	259,709
Proceeds from sale of convertible promissory note						3,214,389	$ 786,000	786,000	3,507,530
GGH [Member]
Convertible Debt Obligations [Line Items]
Debt conversion of convertible debt	5,266,520
Debt conversion, amount of interest converted	$ 55,308
Debt instrument converted amount principal	$ 2,051,300
Non controlling interest percentage	21.00%
Certain Noteholder [Member]
Convertible Debt Obligations [Line Items]
Accrued interest								709
Debt principal amount								$ 50,000
Number of shares issued upon conversion								144,882
2010 Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate					8.00%
Maturity date					Mar. 31, 2011
Repayments of debt obligations										$ 162,500
Accrued interest								$ 305,294	279,735
Interest expense								25,559	24,254
Debt principal amount
2017 Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate									8.00%
Maturity date								Jun. 30, 2019
Accrued interest		$ 15,000						$ 1,160
Debt principal amount		$ 794,875						$ 51,500	$ 2,026,730
Debt conversion price per share		$ 0.63						$ 0.63	$ 0.63
Common stock, discount percentage									10.00%
Beneficial conversion feature									$ 227,414
Debt conversion of convertible debt		1,285,517						83,587
Debt conversion, amount of interest converted								$ 1,160
Repayment of principal amount								30,000
Interest repaid								2,151
Debt remaining principal balance								1,170,354
2017 Notes [Member] | Accredited Investor [Member]
Convertible Debt Obligations [Line Items]
Proceeds from issuance of debt			$ 20,000
2017 Notes One [Member]
Convertible Debt Obligations [Line Items]
Interest expense								95,641	317,427
Amortization of debt discount								0	$ 227,414
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate									7.00%
Maturity date				Mar. 31, 2019
Accrued interest								6,260
Interest expense								46,746	$ 18,786
Debt principal amount						$ 100,000		100,000	$ 1,480,800
Debt conversion price per share											$ 0.40
Common stock, discount percentage									20.00%
Repayment of principal amount								65,500
Interest repaid								$ 3,256
Proceeds from sale of convertible promissory note									$ 1,480,800
Maturity date description				December 31, 2018 to March 31, 2019
Gaucho Notes [Member] | Convertible Promissory Notes [Member]
Convertible Debt Obligations [Line Items]
Proceeds from sale of convertible promissory note				$ 786,000